UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
September 30, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities – 76.6%
	Residential – 76.6%
$ 365	Aesop Funding II LLC, 144A	4.640%	5/20/16	AAA	$ 389,022
610	AmeriCredit Automobile Receivables Trust Series 2010-2 Class E, 144A	8.660%	10/10/17	BB	630,188
1,120	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	767,240
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Aa2	1,290,677
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4	6.001%	2/10/51	BBB	1,117,967
2,895	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	3.358%	10/25/35	BB	2,468,043
509	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.920%	6/25/47	CCC	405,853
3,090	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2006-4	5.524%	10/25/36	CCC	2,142,004
975	Bear Stearns Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP28	5.835%	9/11/42	A+	979,025
277	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	5.474%	3/25/36	Caa3	220,889
885	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, series 2005-3	3.064%	8/25/35	Ba2	644,051
226	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.476%	1/25/37	Caa1	116,165
825	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	5.809%	7/25/37	Caa3	615,690
927	CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa2	649,636
641	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa1	611,205
983	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.856%	10/25/36	CCC	624,438
1,137	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	CC	758,003
1,090	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	CCC	785,813
831	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	B	808,393
1,381	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.726%	8/25/37	CCC	877,714
3,082	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.406%	3/25/47	B-	2,084,709
3,292	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	5.223%	3/20/36	CCC	2,007,987
1,500	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	1,345,115
898	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.506%	4/25/36	BB-	768,355
2,445	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21	6.250%	2/25/38	CCC	2,272,573
880	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	5.897%	9/25/47	CCC	667,539
2,338	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	Caa1	1,574,155
908	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates Series 2005-12	5.431%	3/25/36	CCC	617,760
1,500	Credit Suisse Mortgage Corporation, Series 2010 RR5, (3)	5.467%	9/16/39	N/R	1,318,562
1,560	Dominos Pizza Master Issuer LLC, Series 2007-1, 144A	5.261%	4/25/37	BBB-	1,562,461
11,700	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	12,408,400
8,596	Federal National Mortgage Association Guaranteed REMIC Pass-Through Certificates, Trust 2010-4	5.994%	2/25/40	N/R	1,066,556
4,255	Federal National Mortgage Association Real Estate Mortgage Investment Conduit, Pass Through Certificates	6.384%	12/25/36	AAA	601,107
813	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	CCC	639,353
505	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.843%	5/25/37	CCC	383,327
297	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.785%	8/25/37	CC	232,592
9,153	Freddie Mac Multi-Class Certificates, Series 3351	6.413%	12/15/36	AAA	1,026,271
5,734	Freddie Mac Multi-Class Certificates, Series 3411	6.743%	8/15/36	AAA	722,299
8,610	Freddie Mac Multi-Class Certificates, Series 3415	6.043%	8/15/35	AAA	961,667
7,321	Freddie Mac Multi-Class Certificates, Series 3591	6.143%	6/15/39	AAA	781,824
9,765	Freddie Mac Multi-Class Certificates, Series 3623	5.963%	1/15/40	AAA	1,207,041
835	Freddie Mac Structured Pass Through Certificates Series 2010-K006, 144A, (3)	5.532%	12/26/46	AAA	725,031
790	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	5.700%	3/25/47	CCC	619,952
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates Series 2007-GG9	5.475%	3/10/39	Aaa	1,388,715
2,646	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	5.607%	4/25/36	CCC	2,012,432
229	IndyMac INDA Mortgage Loan Trust 2006- AR1, Pass-Through Certificates	5.735%	8/25/36	AAA	221,966
2,739	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	5.982%	7/25/37	B2	2,186,294
1,112	IndyMac INDX Mortgage Loan Trust 2006-AR3	3.261%	3/25/36	Caa2	590,183
3,284	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	4.149%	11/25/35	CCC	2,352,957
1,391	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.446%	10/25/36	CCC	755,296
908	J.P. Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.354%	7/25/36	CCC	717,065
376	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	CCC	332,718
988	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	5.686%	6/25/36	Caa2	775,266
439	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	5.334%	6/25/37	CCC	356,150
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	5.141%	8/15/42	A2	1,404,824
870	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CIBC16	5.593%	5/12/45	Aaa	789,840
975	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC20	6.103%	2/12/51	Aaa	900,563
676	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C2	6.068%	2/12/51	A1	687,658
535	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.406%	3/25/37	CCC	313,045
841	Leaf II Receivables Funding LLC, 144A	5.000%	2/20/22	N/R	804,762
2,560	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	Caa2	2,071,373
202	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.406%	6/25/37	CCC	157,120
685	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.536%	7/25/35	B-	591,787
50	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Notes, Series 2005-A9	4.749%	12/25/35	B+	36,291
2,000	Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.876%	4/15/49	Baa1	1,569,087
460	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	455,613
371	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	4.766%	3/25/36	CCC	225,194
2,958	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	CCC	2,212,423
525	Nom Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	384,000
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,212,284
845	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.556%	8/25/36	Caa1	529,921
896	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	CCC	572,098
461	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa2	309,911
1,465	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	5.897%	1/25/36	Caa2	819,185
567	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Caa2	395,205
296	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.706%	8/25/36	Caa2	145,334
1,758	Residential Asset Securitization Trust Series 2007-A9	6.250%	9/25/37	CCC	1,214,939
300	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	5.204%	9/25/35	Caa1	267,719
587	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	5.625%	4/25/37	CCC	439,330
405	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	5.651%	7/20/37	CCC	297,941
1,677	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.359%	2/20/47	CCC	1,381,778
326	Sierra Receivables Funding Company	5.310%	11/20/25	BBB	329,033
2,893	Sonic Capital LLC, 144A	5.096%	12/20/31	Baa2	2,903,756
599	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-9	5.599%	9/25/37	CCC	379,884
143	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.915%	10/25/37	B3	112,781
2,842	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.771%	2/25/37	CCC	2,125,978
2,821	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.453%	12/25/36	CCC	2,132,914
164	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.552%	10/25/36	CCC	133,419
160,263	Total Residential				92,492,684
$ 160,263	Total Mortgage-Backed Securities (cost $88,692,561)				92,492,684
	PPIP Limited Partnership – 19.9%
$ –	Wellington Management Legacy Securities PPIF, LP, (3)	N/A	N/A	N/A	$ 23,978,875
$ –	Total PPIP Limited Partnership (cost $21,602,475)				23,978,875

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 14.0%
$ 16,857	Repurchase Agreement with State Street Bank, dated 9/30/2010, repurchase price $16,857,323, collateralized by $16,060,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $17,195,442	0.080%	10/01/10		$ 16,857,286
	Total Short-Term Investments (cost $16,857,286)				16,857,286
	Total Investments (cost $127,152,322) – 110.5%				133,328,845
	Other Assets Less Liabilities – (10.5)%				(12,679,151)
	Net Assets – 100%				$ 120,649,694
Investments in Derivatives
Futures Contracts outstanding at September 30, 2010:

					Unrealized
	Contract	Number of	Contract		Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. 2-Year Treasury Note	Short	(114)	12/10	$(25,021,219)	$(53,713)
	Fair Value Measurements
	In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$90,449,091	$2,043,593	$92,492,684
PPIP Limited Partnership	—	—	23,978,875	23,978,875
Short-Term Investments	16,857,286	—	—	16,857,286
Derivatives:
Futures Contracts*	(53,713)	—	—	(53,713)
Total	$16,803,573	$90,449,091	$26,022,468	$133,275,132
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

		Level 3	Level 3
		Mortgage-Backed	PPIP Limited	Total
		Securities	Partnership	Level 3
Balance at the beginning of period		$—	$—	$—
Gains (losses):
Net realized gains (losses)		—	—	—
Net change in unrealized appreciation (depreciation)		8,189	2,376,400	2,384,589
Net purchases at cost (sales at proceeds)		2,032,464	21,602,475	23,634,939
Net discounts (premiums)		2,940	—	2,940
Net transfers in to (out of) at end of period fair value		—	—	—
Balance at the end of period		$2,043,593	$23,978,875	$26,022,468

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Futures Contracts	—	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$53,713
* Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds investments, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $127,152,322.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 6,731,371
Depreciation	(554,848)

Net unrealized appreciation (depreciation) of investments	$ 6,176,523

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.
N/R	Not rated.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.

Exhibit 99.CERT

CERTIFICATIONS

I, Gifford R. Zimmerman, certify that:

1.                     I have reviewed this report on Form N-Q of Nuveen Mortgage Opportunity Term Fund 2

2.                     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                     The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.                      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.                      Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.                       Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.                      Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                     The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.                      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.                      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 29, 2010

/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

CERTIFICATIONS

I, Stephen D. Foy, certify that:

1.                     I have reviewed this report on Form N-Q of Nuveen Mortgage Opportunity Term Fund 2

2.                     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                     The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.                      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.                      Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.                       Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.                      Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                     The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.                      All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.                      Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 29, 2010

/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)